UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21380

Flaherty & Crumrine Total Return Fund Incorporated

(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

R. Eric Chadwick

Flaherty & Crumrine Incorporated

301 E. Colorado Boulevard, Suite 720

Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code: 626-795-7300

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE TOTAL RETURN FUND

To the Shareholders of Flaherty & Crumrine Total Return Fund (“FLC”):

In many markets, investors experienced a bumpy, downhill ride during the third fiscal quarter1. However, the preferred securities market was better behaved, with only modest negative performance for the quarter. Total return2 on net asset value (“NAV”) for your Fund was -0.8% for the quarter and 2.4% for the first nine months of fiscal 2015. Market price of Fund shares didn’t fare as well. Total return on market price of Fund shares over the same periods were -7.5% and -5.6%, respectively.

The world is always an uncertain place, and a handful of those uncertainties attracted investor focus late in the quarter. Forecasts for slower economic growth in China and a policy decision in mid-August to devalue the Chinese currency were unwelcome surprises. The action sharpened market focus on what slower growth in China could mean for economies around the world. Simultaneously, European economic growth slipped, after improving in late 2014 and early 2015. Equity markets sold off sharply: better-performing markets “merely” gave up 2015 year-to-date gains and many markets, especially in Asia, traded materially lower. Credit markets (including preferred securities) outperformed equities, but they were still generally in negative territory.

Lower prices for oil and other commodities, a strong U.S. dollar, and an unpredictable (if entertaining) 2016 presidential campaign also contributed to higher volatility in equity markets and, to a lesser extent, credit markets.

U.S. monetary policy added to market uncertainty when the Federal Reserve indicated it was nearing “lift-off” for monetary policy – and then demurred. Having just passed its September meeting, we now know the Federal Open Market Committee (“FOMC”) delayed an initial rate hike for at least another month or three – possibly even until 2016. Monetary policy in the U.S. moved into uncharted territory many years ago with multiple rounds of Quantitative Easing (“QE”). As we move into the next phase of removing monetary accommodation, markets are understandably worried about policy mistakes – moving too fast, or not moving fast enough. Meanwhile, monetary policy in many other areas of the world continues to be very accommodative, and all signs point to continued global easing over the near-term (mostly in the form of QE). Whenever it decides to raise U.S. rates, we expect the FOMC to move slowly in light of global headwinds to growth.

Despite this sea of uncertainty, the preferred securities market experienced comparatively smooth sailing. Prices drifted a bit lower in general, but high income offset much of that price weakness to keep total returns on preferred securities only slightly negative overall. A steady stream of high income, over time, can offset price weakness, which is why long-term creditworthiness is a focus of the Fund.

[1]	June 1, 2015 – August 31, 2015
[2]	Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

Credit quality remains healthy, with only modest impacts from many of the broader issues discussed above. The preferred securities market (absent some energy issuers) has limited direct exposure to oil or other commodity markets. Even banks that lend to the energy sector have limited exposure, which makes it unlikely that this would be an issue for creditworthiness of the broader banking system. The preferred securities market has no direct credit exposure to China, although the impact of an economic slowdown in China may be felt in the U.S. over time. Supply in the domestic preferred securities market trended lower during the quarter, which is supportive of spreads, and yields continue to be attractive when compared to fixed-income alternatives.

Many of the uncertainties we discussed will persist for the foreseeable future, but we believe their impact on the preferred securities market will remain muted. The market is always subject to weakening in sympathy with other markets, but we believe preferreds continue to be an attractive asset class that will hold their own as events unfold over coming months and years.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com for timely and important information.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team:

R. Eric Chadwick

Donald F. Crumrine

Bradford S. Stone

September 22, 2015

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OVERVIEW

August 31, 2015 (Unaudited)

Fund Statistics

Net Asset Value	$20.33

Market Price	$18.62

Discount	8.41%

Yield on Market Price	8.76%

Common Stock Shares Outstanding	9,903,086

Moody’s Ratings*	% of Net Assets†

A	1.1%

BBB	68.9%

BB	20.8%

Below “BB”	1.1%

Not Rated**	7.0%

Below Investment Grade***	21.3%

*	Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.
**	Does not include net other assets and liabilities of 1.1%.
***	Below investment grade by all of Moody’s, S&P and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Liberty Mutual Group	5.5%

JPMorgan Chase	4.9%

HSBC PLC	4.7%

MetLife	4.3%

Wells Fargo & Company	4.1%

Fifth Third Bancorp	4.0%

M&T Bank Corporation	3.8%

Citigroup	3.3%

Axis Capital Holdings Ltd	3.2%

Enbridge Energy Partners	3.1%

% of Net Assets****†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	59%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	48%

****	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 93.7%
	Banking — 47.0%
6,700	Astoria Financial Corp., 6.50%, Series C	$170,398	*
$5,530,000	Bank of America Corporation, 8.00%, Series K	5,827,238	*(1)
	Barclays Bank PLC:
81,750	7.10%, Series 3	2,098,522	**(3)
8,800	7.75%, Series 4	227,392	**(3)
130,500	8.125%, Series 5	3,381,255	**(1)(3)
$3,100,000	BNP Paribas, 7.375%, 144A****	3,178,275	**(3)
6,100	Capital One Financial Corporation, 6.70%, Series D	162,330	*
	Citigroup, Inc.:
214,568	6.875%, Series K	5,740,230	*(1)
155,338	7.125%, Series J	4,290,669	*(1)
32,000	City National Corporation, 6.75%, Series D	910,720	*
	CoBank ACB:
19,000	6.125%, Series G, 144A****	1,791,345	*
10,000	6.20%, Series H, 144A****	1,005,000	*
25,000	6.25%, Series F, 144A****	2,614,062	*(1)
$10,000,000	Colonial BancGroup, 7.114%, 144A****	15,000	(4)(5)††
30,192	Cullen/Frost Bankers, Inc., 5.375%, Series A	761,186	*
441,269	Fifth Third Bancorp, 6.625%, Series I	12,162,477	*(1)
	First Horizon National Corporation:
875	First Tennessee Bank, Adj. Rate, 3.75%(6), 144A****	630,848	*
3	FT Real Estate Securities Company, 9.50%, 144A****	3,907,500
140,750	First Niagara Financial Group, Inc., 8.625%, Series B	3,713,196	*(1)
24,645	First Republic Bank, 6.70%, Series A	643,764	*
	Goldman Sachs Group:
$390,000	5.70%, Series L	392,925	*
60,000	6.375%, Series K	1,564,200	*(1)
	HSBC PLC:
$1,400,000	HSBC Capital Funding LP, 10.176%, 144A****	2,103,500	(1)(3)
200,000	HSBC Holdings PLC, 8.00%, Series 2	5,114,500	**(1)(3)
160,000	HSBC USA, Inc., 6.50%, Series H	4,078,800	*(1)
	ING Groep NV:
30,000	6.375%	757,200	**(3)
50,000	7.05%	1,284,575	**(3)
31,425	7.20%	808,958	**(3)

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	JPMorgan Chase & Company:
$750,000	6.00%, Series R	$744,375	*
64,169	6.70%, Series T	1,692,778	*(1)
$4,791,000	6.75%, Series S	5,060,494	*(1)
$7,000,000	7.90%, Series I	7,358,750	*(1)
	M&T Bank Corporation:
$3,500,000	6.450%, Series E	3,745,000	*(1)
$7,648,000	6.875%, Series D, 144A****	7,743,600	*(1)
	Morgan Stanley:
85,000	6.875%, Series F	2,302,650	*(1)
86,900	7.125%, Series E	2,416,906	*(1)
277,045	PNC Financial Services Group, Inc., 6.125%, Series P	7,649,628	*(1)
$2,515,000	RaboBank Nederland, 11.00%, 144A****	3,139,600	(1)(2)(3)
	Royal Bank of Scotland Group PLC:
5,000	6.40%, Series M	126,300	**(3)
10,000	6.60%, Series S	252,600	**(3)
97,100	7.25%, Series T	2,477,021	**(3)
	Sovereign Bancorp:
3,000	Sovereign REIT, 12.00%, Series A, 144A****	3,971,250
157,400	State Street Corporation, 5.90%, Series D	4,125,690	*(1)
63,000	US Bancorp, 6.50%, Series F	1,811,407	*(1)
86,400	Webster Financial Corporation, 6.40%, Series E	2,161,080	*
	Wells Fargo & Company:
81,100	5.85%, Series Q	2,086,906	*(1)
$1,250,000	5.875%, Series U	1,281,250	*(1)(2)
106,200	6.625%, Series R	2,928,996	*(1)
$1,458,000	7.98%, Series K	1,558,238	*(1)
169,700	8.00%, Series J	4,804,631	*(1)
	Zions Bancorporation:
5,000	6.30%, Series G	134,063	*
$1,500,000	7.20%, Series J	1,571,250	*(1)
125,000	7.90%, Series F	3,387,500	*(1)

		143,868,028

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Financial Services — 1.5%
$1,125,000	General Electric Capital Corp., 7.125%, Series A	$1,299,319	*(1)
	HSBC PLC:
128,497	HSBC Finance Corporation, 6.36%, Series B	3,221,741	*(1)

		4,521,060

	Insurance — 23.6%
	Ace Ltd.:
$1,550,000	Ace Capital Trust II, 9.70% 04/01/30	2,294,000	(1)(2)(3)
154,900	Allstate Corp., 6.625%, Series E	4,106,786	*(1)
$1,875,000	Aon Corporation, 8.205% 01/01/27	2,400,000	(1)(2)
80,000	Arch Capital Group Ltd., 6.75%, Series C	2,141,000	**(1)(3)
	Aspen Insurance Holdings Ltd.:
10,000	5.95%	255,500	**(3)
5,000	7.25%	132,162	**(3)
26,683	7.401%	703,428	**(3)
	AXA SA:
$620,000	6.379%, 144A****	661,075	**(1)(2)(3)
$500,000	8.60% 12/15/30	672,500	(3)
358,650	Axis Capital Holdings Ltd., 6.875%, Series C	9,669,742	**(1)(3)
210,000	Delphi Financial Group, 7.376%, 05/15/37	5,263,125	(1)(2)
39,000	Endurance Specialty Holdings, 7.50%, Series B	1,005,479	**(3)
$3,325,000	Everest Re Holdings, 6.60%, 05/15/37	3,225,250	(1)(2)
7,500	Hartford Financial Services Group, Inc., 7.875%	234,161
$8,600,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	12,943,000	(1)(2)
	MetLife:
$577,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	721,250	(1)(2)
$5,335,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	7,402,313	(1)(2)
$3,130,000	MetLife, Inc., 10.75% 08/01/39	4,962,615	(1)(2)
31,000	PartnerRe Ltd., 7.25%, Series E	849,136	**(1)(3)
$704,000	Prudential Financial, Inc., 5.625% 06/15/43	724,416	(1)(2)
	QBE Insurance:
$3,133,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	3,461,182	(1)(2)(3)
	Unum Group:
$2,490,000	Provident Financing Trust I, 7.405% 03/15/38	2,888,400	(1)(2)
	XL Group PLC:
$7,200,000	XL Capital Ltd., 6.50%, Series E	5,688,000	(1)(2)(3)

		72,404,520

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Utilities — 13.3%
33,700	Baltimore Gas & Electric Company, 6.70%, Series 1993	$3,420,550	*
	Commonwealth Edison:
$3,160,000	COMED Financing III, 6.35% 03/15/33	3,307,600	(1)(2)
$3,100,000	Dominion Resources, Inc., 7.50% 06/30/66	2,770,625	(1)(2)
59,850	Entergy Louisiana, Inc., 6.95%	5,992,481	*
70,791	Georgia Power Company, 6.50%, Series 2007A	7,439,695	*
17,800	Indianapolis Power & Light Company, 5.65%	1,840,632	*(1)
64,833	Integrys Energy Group, Inc., 6.00%	1,738,335	(1)(2)
	Nextera Energy:
$1,997,000	FPL Group Capital, Inc., 6.65% 06/15/67, Series C	1,662,503	(1)(2)
$1,500,000	FPL Group Capital, Inc., 7.30% 09/01/67, Series D	1,495,125	(1)(2)
	PPL Corp:
$3,450,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	2,942,150	(1)(2)
$3,900,000	Puget Sound Energy, Inc., 6.974% 06/01/67, Series A	3,422,250	(1)(2)
44,864	Southern California Edison, 6.50%, Series D	4,693,896	*(1)

		40,725,842

	Energy — 3.5%
$750,000	DCP Midstream LLC, 5.85% 05/21/43, 144A****	577,500
$9,485,000	Enbridge Energy Partners LP, 8.05% 10/01/37	9,508,713	(1)(2)
$750,000	Enterprise Products Operating L.P., 8.375% 08/01/66, Series A	736,875

		10,823,088

	Real Estate Investment Trust (REIT) — 3.6%
7,500	Equity CommonWealth, 7.25%, Series E	192,086
52,436	Kimco Realty Corporation, 6.90%, Series H	1,330,301	(1)(2)
	National Retail Properties, Inc.:
35,000	5.70%, Series E	863,187
22,970	6.625%, Series D	601,412
	PS Business Parks, Inc.:
6,698	5.70%, Series V	162,102
7,128	5.75%, Series U	172,925
56,000	6.45%, Series S	1,461,740	(1)(2)
35,000	6.875%, Series R	889,000
30,000	Public Storage, 6.375%, Series Y	802,875
127,280	Realty Income Corporation, 6.625%, Series F	3,383,102	(1)(2)
42,860	Regency Centers Corporation, 6.625%, Series 6	1,114,467

		10,973,197

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Miscellaneous Industries — 1.2%
37,400	Ocean Spray Cranberries, Inc., 6.25%, 144A****	$3,378,858	*
7,828	Stanley Black & Decker, Inc., 5.75%, 07/25/52	203,313	(1)

		3,582,171

	Total Preferred Securities (Cost $282,416,650)	286,897,906

Corporate Debt Securities — 5.0%
	Banking — 1.9%
$3,741,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	4,689,609	(1)(2)
25,000	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	627,345
20,000	Zions Bancorporation, 6.95% 09/15/28, Sub Notes	561,030

		5,877,984

	Financial Services — 0.4%
28,603	Affiliated Managers Group, Inc., 6.375% 08/15/42	759,453
$4,726,012	Lehman Brothers, Guaranteed Note, Variable Rate, 5.843% 12/16/16, 144A****	227,794	(4)(5)††
4,193	Raymond James Financial, 6.90% 03/15/42	111,502

		1,098,749

	Insurance — 1.2%
$3,000,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	3,774,513	(1)(2)

		3,774,513

	Energy — 0.4%
$940,000	Energy Transfer Partners LP, 8.25% 11/15/29	1,125,434	(1)(2)

		1,125,434

	Communication — 0.3%
38,300	Qwest Corporation, 7.375% 06/01/51	992,832

		992,832

	Miscellaneous Industries — 0.8%
$2,160,000	Pulte Group, Inc., 7.875% 06/15/32	2,511,000	(1)(2)

		2,511,000

	Total Corporate Debt Securities (Cost $12,461,373)	15,380,512

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

Shares/$ Par		Value

Common Stock — 0.2%
	Banking — 0.2%
13,500	CIT Group, Inc.	$586,440	*

		586,440

	Total Common Stock (Cost $2,533,093)	586,440

	Money Market Fund — 0.1%
	BlackRock Liquidity Funds:
161,527	T-Fund, Institutional Class	161,527

	Total Money Market Fund (Cost $161,527)	161,527

Total Investments (Cost $297,572,643***)	99.0%		303,026,385

Other Assets And Liabilities (Net)	1.0%		3,143,517

Total Managed Assets	100.0%	‡	$306,169,902

Loan Principal Balance			(104,800,000)

Total Net Assets Available To Common Stock			$201,369,902

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2015 (Unaudited)

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2015, these securities amounted to $63,247,465 or 20.7% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $189,634,064 at August 31, 2015.
(2)	All or a portion of this security has been rehypothecated. The total value of such securities was $81,429,893 at August 31, 2015.
(3)	Foreign Issuer.
(4)	Illiquid security (designation is unaudited).
(5)	Valued at fair value as determined in good faith by or under the direction of the Board of Directors as of August 31, 2015.
(6)	Represents the rate in effect as of the reporting date.
††	The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

Flaherty & Crumrine Total Return Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2014 through August 31, 2015 (Unaudited)

Value
OPERATIONS:
Net investment income	$12,042,339
Net realized gain/(loss) on investments sold during the period	1,214,355
Change in net unrealized appreciation/(depreciation) of investments	(8,673,186)

Net increase in net assets resulting from operations	4,583,508

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(12,120,708)

Total Distributions to Common Stock Shareholders	(12,120,708)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	52,124

Net increase in net assets available to Common Stock resulting from Fund share transactions	52,124

NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$(7,485,076)

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$208,854,978
Net decrease in net assets during the period	(7,485,076)

End of period	$201,369,902

(1)

These tables summarize the nine months ended August 31, 2015 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2014.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Total Return Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2014 through August 31, 2015 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$21.10

INVESTMENT OPERATIONS:
Net investment income	1.22
Net realized and unrealized gain/(loss) on investments.	(0.77)

Total from investment operations	0.45

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.22)

Total distributions to Common Stock Shareholders	(1.22)

Net asset value, end of period	$20.33

Market value, end of period	$18.62

Common Stock shares outstanding, end of period	9,903,086

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.74	%*
Operating expenses including interest expense	1.79	%*
Operating expenses excluding interest expense	1.28	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	4	%**
Total managed assets, end of period (in 000’s)	$306,170
Ratio of operating expenses including interest expense to total managed assets	1.20	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.85	%*

(1)

These tables summarize the nine months ended August 31, 2015 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2014.

*	Annualized.
**	Not annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Total Return Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2014	$0.1360	$21.02	$19.78	$20.03
January 30, 2015	0.1360	21.18	21.24	21.18
February 27, 2015	0.1360	21.16	20.86	20.79
March 31, 2015	0.1360	21.30	20.27	20.20
April 30, 2015	0.1360	21.09	20.61	20.63
May 29, 2015	0.1360	20.93	20.57	20.60
June 30, 2015	0.1360	20.54	19.50	19.85
July 31, 2015	0.1360	20.60	19.03	19.08
August 31, 2015	0.1360	20.33	18.62	18.37

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Total Return Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At August 31, 2015, the aggregate cost of securities for federal income tax purposes was $308,314,832, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,402,484 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,690,931.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Total Return Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2015 is as follows:

	Total Value at August 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$143,868,028	$115,375,073	$28,477,955	$15,000
Financial Services	4,521,060	4,521,060	—	—
Insurance	72,404,520	38,595,988	33,808,532	—
Utilities	40,725,842	10,608,738	30,117,104	—
Energy	10,823,088	10,245,588	577,500	—
Real Estate Investment Trust (REIT)	10,973,197	10,973,197	—	—
Miscellaneous Industries	3,582,171	203,313	3,378,858	—
Corporate Debt Securities
Banking	5,877,984	1,188,375	4,689,609	—
Financial Services	1,098,749	870,955	—	227,794
Insurance	3,774,513	—	3,774,513	—
Energy	1,125,434	—	1,125,434	—
Communication	992,832	992,832	—	—
Miscellaneous Industries	2,511,000	—	2,511,000	—
Common Stock
Banking	586,440	586,440	—	—
Money Market Fund	161,527	161,527	—	—

Total Investments	$303,026,385	$194,323,086	$108,460,505	$242,794

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Flaherty & Crumrine Total Return Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Preferred Securities	Corporate Debt Securities
	Total Investments	Banking	Financial Services
Balance as of 11/30/14	$320,537	$15,000	$305,537
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(77,743)	—	(77,743)
Purchases	—	—	—
Sales	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Balance as of 08/31/15	$242,794	$15,000	$227,794

For the nine months ended August 31, 2015, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $(77,743).

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

Category	Fair Value at 08/31/15	Valuation Technique	Unobservable Input	Input Range (Wgt Avg)
Preferred Securities
Banking	$15,000	Bankruptcy recovery	Credit/Structure-specific recovery	0.00%-0.50% (0.15%)

Corporate Debt
Securities	227,794	Bankruptcy recovery	Credit/Structure-specific recovery	3%-8% (5%)

The significant unobservable inputs used in the fair value measurement technique for bankruptcy recovery are based on recovery analysis that is specific to the security being valued, including the level of subordination and structural features of the security, and the current status of any bankruptcy or liquidation proceedings. Observable market trades in bankruptcy claims are utilized by management, when available, to assess the appropriateness of valuations, although the frequency of trading depends on the specific credit and seniority of the claim. Expected recoveries in bankruptcy by security type and industry do not tend to deviate much from historical recovery rates, which are very low (sometimes zero) for preferred securities and more moderate for senior debt. Significant changes in these inputs would result in a significantly higher or lower fair value measurement.

Directors

Donald F. Crumrine, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Robert F. Wulf, CFA

Officers

R. Eric Chadwick, CFA

Chief Executive Officer and

President

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Chief Financial Officer,

Vice President and Treasurer

Roger Ko

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Total Return Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —

BNY Mellon c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Total Return Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

August 31, 2015

www.preferredincome.com

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Flaherty & Crumrine Total Return Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(principal executive officer)

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(principal executive officer)

Date October 26, 2015

By (Signature and Title)*	/s/ Bradford S. Stone
Bradford S. Stone, Chief Financial Officer, Treasurer and Vice President
(principal financial officer)

Date October 26, 2015

*	Print the name and title of each signing officer under his or her signature.